Available-for-Sale Investments - Additional Information (Detail) HKD in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2016 USD ($) shares	Apr. 30, 2014 USD ($)	Nov. 30, 2011 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Jun. 30, 2016 HKD	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Impairment charges of investment in equity investees					¥ 2,806,439	$ 404,211	¥ 0	¥ 0
Consideration received on sale of investment | ¥								25,040,812
Gain on investment disposal					¥ (1,217,405)	$ (175,343)		33,153,452
L&A International Holding Limited
Schedule of Available-for-sale Securities [Line Items]
Ordinary shares of L&A	723,313,020	723,313,020
Conversion ratio basis	One-to-five stock split	One-to-five stock split
Share received related to payment of service fee	769,481,940	769,481,940
Amount of shares pledged	417,440,000	417,440,000
Youjia
Schedule of Available-for-sale Securities [Line Items]
Redeemable and convertible preferred shares acquired				925,926
Consideration for shares acquired | $				$ 1,000,000
Equity interest in investment													6.67%
Impairment charges of investment in equity investees										¥ 6,300,000	$ 1,000,000
Consideration received on sale of investment | $			$ 1,000,000
Gain on investment disposal								¥ 6,300,000	$ 900,000
Youjia | Red 5 Studios, Inc. ("Red 5")
Schedule of Available-for-sale Securities [Line Items]
Equity interest exchanged by company												30.60%
Youjia | L&A International Holding Limited
Schedule of Available-for-sale Securities [Line Items]
Impairment charges of investment in equity investees	¥ 244,800,000	$ 35,300,000
Ordinary shares of L&A	723,313,020	723,313,020
Conversion ratio basis	one-to-five stock split	one-to-five stock split
Stock split conversion ratio	0.002	0.002
Percentage of deduction total shares received	6.00%	6.00%
Share received related to payment of service fee	769,481,940	769,481,940
Amount of shares pledged	417,440,000	417,440,000
Youjia | Asian Development
Schedule of Available-for-sale Securities [Line Items]
Borrowings from financial institutions | HKD												HKD 92.3